Information About Components of Consolidated Statements of Financial Position - Schedule of Borrowings (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Current Bank borrowings	$ 227,154,007	$ 234,510,751
Non-current
Non-current Bank borrowings	1,348,173	127,248,305
Bank borrowings [Member]
Current
Current Bank borrowings	33,383	94,711,273
Non-current
Non-current Bank borrowings	1,348,173	17,033,059
Corporate bonds [Member]
Current
Current Bank borrowings		42,035,925
Non-current
Non-current Bank borrowings		25,071,823
Net loans payables- Joint ventures and associates [Member]
Current
Current Bank borrowings	10,303,098	1,860,058
Convertible preference shares [Member]
Current
Current Bank borrowings	15,739,726
Financial borrowings [Member]
Current
Current Bank borrowings	201,077,800	95,903,495
Non-current
Non-current Bank borrowings		$ 85,143,423